Nature of Business and Organization (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
ALE Group Holding Limited (“ALE”)	● A BVI company ● Incorporated on January 22, 2020	-	Investment holding
ALE (BVI) Limited (“BVI Sub”)	● A BVI company ● Incorporated on February 20, 2020	100% owned by ALE	Investment holding
ALE Corporate Services Ltd (“ALECS”),	● A Hong Kong company ● Incorporated on June 30, 2014	100% owned by BVI Sub	Providing accounting and corporate consulting services to small and medium-sized businesses

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activities
ALE Group Holding Limited (“ALE”)	● A BVI company ● Incorporated on January 22, 2020	-	Investment holding
ALE (BVI) Limited (“BVI Sub”)	● A BVI company ● Incorporated on February 20, 2020	100% owned by ALE	Investment holding
ALE Corporate Services Ltd (“ALECS”),	● A Hong Kong company ● Incorporated on June 30, 2014	100% owned by BVI Sub	Providing accounting and corporate consulting services to small and medium-sized businesses